Offerings - Offering: 1	Aug. 05, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 150,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,965
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-289265), filed on August 5, 2025. An indeterminate number of shares of common stock as shall have an aggregate initial offering price not to exceed $150,000,000 are being offered hereunder as may from time to time be issued at an indeterminate price.